JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 81.0%
Aerospace & Defense — 1.4%
General Dynamics Corp.	283,463	60,142,345
Northrop Grumman Corp.	88,857	41,791,224
Raytheon Technologies Corp.	513,681	42,049,926
Textron, Inc.	590,161	34,382,780
		178,366,275
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	956,944	154,584,734
Banks — 1.2%
US Bancorp	3,805,094	153,421,390
Beverages — 3.7%
Coca-Cola Co. (The)	3,229,764	180,931,379
Constellation Brands, Inc., Class A	286,876	65,889,680
Keurig Dr Pepper, Inc.	1,006,624	36,057,272
PepsiCo, Inc.	1,107,031	180,733,881
		463,612,212
Biotechnology — 3.4%
AbbVie, Inc.	1,400,104	187,907,958
Regeneron Pharmaceuticals, Inc. *	189,544	130,571,175
Vertex Pharmaceuticals, Inc. *	381,288	110,398,128
		428,877,261
Building Products — 1.2%
Trane Technologies plc	1,006,049	145,685,956
Capital Markets — 2.0%
CME Group, Inc.	423,406	74,997,905
Intercontinental Exchange, Inc.	996,915	90,071,270
S&P Global, Inc.	295,899	90,352,760
		255,421,935
Chemicals — 2.7%
Air Products and Chemicals, Inc.	491,931	114,487,102
Ecolab, Inc.	169,901	24,537,102
Linde plc (United Kingdom)	555,347	149,715,998
PPG Industries, Inc.	487,708	53,984,398
		342,724,600
Consumer Finance — 0.7%
American Express Co.	621,629	83,863,968
Containers & Packaging — 0.4%
Avery Dennison Corp.	277,321	45,120,127
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B *	444,926	118,804,140
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	2,385,648	90,583,055
Electric Utilities — 4.3%
Alliant Energy Corp.	1,423,028	75,406,254

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — continued
Duke Energy Corp.	426,984	39,718,052
Evergy, Inc.	782,436	46,476,698
Exelon Corp.	3,538,170	132,539,848
FirstEnergy Corp.	861,016	31,857,592
NextEra Energy, Inc.	1,760,021	138,003,247
Xcel Energy, Inc.	1,178,807	75,443,648
		539,445,339
Electrical Equipment — 1.2%
Eaton Corp. plc	1,121,720	149,592,579
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc. *	516,424	81,264,481
Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	328,891	39,286,030
Mid-America Apartment Communities, Inc.	193,475	30,002,168
Prologis, Inc.	797,918	81,068,469
Public Storage	299,790	87,781,510
SBA Communications Corp.	114,706	32,651,063
Sun Communities, Inc.	406,678	55,035,733
		325,824,973
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	135,958	64,208,884
Walmart, Inc.	642,954	83,391,134
		147,600,018
Food Products — 2.8%
Archer-Daniels-Midland Co.	279,855	22,514,335
Hershey Co. (The)	914,117	201,535,375
Mondelez International, Inc., Class A	2,228,164	122,170,232
		346,219,942
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp. *	886,755	34,344,021
Health Care Providers & Services — 2.6%
Centene Corp. *	650,276	50,597,976
Elevance Health, Inc.	157,467	71,527,810
UnitedHealth Group, Inc.	406,989	205,545,724
		327,671,510
Hotels, Restaurants & Leisure — 1.2%
McDonald's Corp.	409,998	94,602,938
Yum! Brands, Inc.	543,146	57,758,146
		152,361,084
Household Products — 3.1%
Colgate-Palmolive Co.	1,637,643	115,044,421
Kimberly-Clark Corp.	1,097,541	123,517,264
Procter & Gamble Co. (The)	1,204,885	152,116,731
		390,678,416

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	928,850	155,090,084
Insurance — 4.9%
Aon plc, Class A	420,549	112,652,461
Arthur J Gallagher & Co.	758,690	129,902,902
Hartford Financial Services Group, Inc. (The)	289,133	17,908,898
Progressive Corp. (The)	1,728,064	200,818,317
Travelers Cos., Inc. (The)	1,042,604	159,726,933
		621,009,511
Interactive Media & Services — 1.2%
Alphabet, Inc., Class A *	1,569,762	150,147,735
Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc. *	923,406	104,344,878
IT Services — 6.1%
Accenture plc, Class A	607,760	156,376,648
Automatic Data Processing, Inc.	504,320	114,072,141
FleetCor Technologies, Inc. *	215,119	37,897,514
Jack Henry & Associates, Inc.	848,853	154,720,437
Mastercard, Inc., Class A	553,218	157,302,006
Visa, Inc., Class A	864,108	153,508,786
		773,877,532
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	297,807	151,044,732
Machinery — 1.8%
Deere & Co.	218,469	72,944,614
Dover Corp.	973,938	113,541,692
Otis Worldwide Corp.	625,211	39,888,462
		226,374,768
Media — 1.4%
Charter Communications, Inc., Class A *	132,913	40,319,158
Comcast Corp., Class A	4,680,608	137,282,233
		177,601,391
Multi-Utilities — 3.7%
Ameren Corp.	1,360,267	109,569,507
CMS Energy Corp.	777,664	45,291,151
Consolidated Edison, Inc.	460,827	39,520,524
DTE Energy Co.	643,656	74,052,623
Sempra Energy	612,870	91,893,728
WEC Energy Group, Inc.	1,190,966	106,508,089
		466,835,622
Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	633,794	91,057,184
Exxon Mobil Corp.	1,925,319	168,099,602
TC Energy Corp. (Canada)	1,159,687	46,723,789
		305,880,575

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	2,749,055	195,430,320
Eli Lilly & Co.	536,573	173,500,880
Johnson & Johnson	684,173	111,766,501
Merck & Co., Inc.	1,523,310	131,187,457
		611,885,158
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	437,685	40,420,210
Leidos Holdings, Inc.	190,353	16,650,177
		57,070,387
Road & Rail — 3.5%
Norfolk Southern Corp.	714,054	149,701,421
Old Dominion Freight Line, Inc.	615,050	153,005,989
Union Pacific Corp.	686,044	133,655,092
		436,362,502
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	394,911	55,026,899
Texas Instruments, Inc.	1,044,640	161,689,379
		216,716,278
Software — 2.0%
Adobe, Inc. *	62,110	17,092,672
Intuit, Inc.	194,505	75,335,677
Microsoft Corp.	694,819	161,823,345
		254,251,694
Specialty Retail — 2.6%
AutoZone, Inc. *	19,899	42,622,265
Lowe's Cos., Inc.	845,202	158,737,388
O'Reilly Automotive, Inc. *	169,994	119,565,280
		320,924,933
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	144,518	19,972,388
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	365,299	30,363,653
Tobacco — 0.8%
Altria Group, Inc.	1,183,501	47,789,770
Philip Morris International, Inc.	703,002	58,356,196
		106,145,966
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	450,650	60,463,710
Total Common Stocks (Cost $11,122,383,423)		10,202,431,513

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity-Linked Notes — 16.7%
Barclays Bank plc, ELN, 70.60%, 10/7/2022, (linked to S&P 500 Index) (United Kingdom) (a)	30,104	109,415,095
Barclays Bank plc, ELN, 76.10%, 10/14/2022, (linked to S&P 500 Index) (United Kingdom) (a)	38,381	141,567,935
Barclays Bank plc, ELN, 82.7%, 11/1/2022, (linked to S&P 500 Index) (United Kingdom) (a)	38,585	145,686,156
Barclays Bank plc, ELN, 92.80%, 11/8/2022, (linked to S&P 500 Index) (a)	35,710	133,293,646
BNP Paribas, ELN, 76.90%, 10/28/2022, (linked to S&P 500 Index) (a)	37,605	142,393,213
BNP Paribas, ELN, 79.40%, 10/25/2022, (linked to S&P 500 Index) (a)	45,626	171,880,442
BofA Finance LLC, ELN, 69.59%, 10/17/2022, (linked to S&P 500 Index) (b)	37,689	139,320,404
BofA Finance LLC, ELN, 70.50%, 10/12/2022, (linked to S&P 500 Index) (b)	31,511	114,443,540
BofA Finance LLC, ELN, 85.75%, 11/7/2022, (linked to S&P 500 Index) (b)	34,955	132,552,856
National Bank of Canada, ELN, 74.22%, 10/21/2022, (linked to S&P 500 Index) (b)	44,499	166,292,318
National Bank of Canada, ELN, 83.60%, 10/31/2022, (linked to S&P 500 Index) (b)	38,259	145,082,336
Royal Bank of Canada, ELN, 71.01%, 10/18/2022, (linked to S&P 500 Index) (Canada) (b)	41,935	155,444,658
Royal Bank of Canada, ELN, 74.01%, 10/24/2022, (linked to S&P 500 Index) (Canada) (b)	45,108	169,198,755
Royal Bank of Canada, ELN, 92.41%, 11/4/2022, (linked to S&P 500 Index) (Canada) (b)	35,642	133,619,363
Societe Generale SA, ELN, 71.12%, 10/11/2022, (linked to S&P 500 Index) (b)	30,341	110,944,294
Total Equity-Linked Notes (Cost $2,188,994,692)		2,111,135,011
	SHARES
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (c) (d) (Cost $250,031,896)	250,031,896	250,031,896
Total Investments — 99.7% (Cost $13,561,410,011)		12,563,598,420
Other Assets Less Liabilities — 0.3%		32,517,924
NET ASSETS — 100.0%		12,596,116,344

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(2,450)	12/16/2022	USD	(441,551,250)	47,578,669

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,202,431,513	$—	$—	$10,202,431,513
Equity Linked Notes	—	2,111,135,011	—	2,111,135,011

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$250,031,896	$—	$—	$250,031,896
Total Investments in Securities	$10,452,463,409	$2,111,135,011	$—	$12,563,598,420
Appreciation in Other Financial Instruments
Futures Contracts	$47,578,669	$—	$—	$47,578,669
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$121,300,698	$1,658,146,513	$1,529,415,315	$—	$—	$250,031,896	250,031,896	$925,752	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.